Related-party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Sales Revenue, Net [Member]
Schedule of Related Party Transactions [Table Text Block]
Revenues from related parties for the year ended December 31, 2013 are summarized as follows:

Amount
(in thousands)

INXT- NingBo	$32,045
INX	26,695
INXO- Foshan	10,564
INXO- NingBo	6,416
TPO Shanghai	5,632
INXD- NingBo	2,534
Others (individually below 5%)	2,669
$86,555

Sales [Member]
Schedule of Related Party Transactions [Table Text Block]
A breakdown by product type for sales to INX and its affiliates for the year ended December 31, 2013 is summarized as follows:

Amount
(in thousands)

Display driver for large-size applications	$54,813
Display driver for consumer electronics applications	24,965
Display driver for mobile handsets	1,863
Others	4,914
$86,555